Junior Subordinate Debenture - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified						1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2003 IB Trust I	Mar. 31, 2003 IB Trust I Trust Preferred Securities	Dec. 31, 2012 IB Trust I Trust Preferred Securities	Dec. 31, 2011 IB Trust I Trust Preferred Securities	Mar. 31, 2003 IB Trust I Trust Common Securities	Mar. 31, 2004 IB Trust II	Mar. 31, 2004 IB Trust II Trust Preferred Securities	Dec. 31, 2012 IB Trust II Trust Preferred Securities	Dec. 31, 2011 IB Trust II Trust Preferred Securities	Mar. 31, 2004 IB Trust II Trust Common Securities	Dec. 31, 2004 IB Trust III	Dec. 31, 2004 IB Trust III Trust Preferred Securities	Dec. 31, 2012 IB Trust III Trust Preferred Securities	Dec. 31, 2011 IB Trust III Trust Preferred Securities	Dec. 31, 2004 IB Trust III Trust Common Securities	Feb. 28, 2005 IB Centex Trust I	Feb. 28, 2005 IB Centex Trust I Trust Preferred Securities	Dec. 31, 2012 IB Centex Trust I Trust Preferred Securities	Dec. 31, 2011 IB Centex Trust I Trust Preferred Securities	Feb. 28, 2005 IB Centex Trust I Trust Common Securities	Oct. 31, 2012 CGI Trust I Community Group Trust Preferred Securities	Dec. 31, 2012 CGI Trust I Community Group Trust Preferred Securities	Oct. 31, 2012 CGI Trust I Community Group Trust Common Securities
Debt Instrument [Line Items]
Number shares issued by unconsolidated subsidiary (shares)						5,000					3,000					3,600					2,500				3,500
Per share amount of shares issued by unconsolidated subsidiary (usd per share)						$ 1,000					$ 1,000					$ 1,000					$ 1,000				$ 1,000
Aggregate price of shares issued by unconsolidated subsidiary						$ 5,000			$ 155		$ 3,000			$ 93		$ 3,600			$ 112		$ 2,500			$ 78	$ 3,500		$ 109
Floating rate trust preferred shares, percentage added to three-month LIBOR (percent)							3.25%					2.85%					2.40%					3.25%				1.60%
Floating rate trust preferred shares, effective interest rate (percent)							3.56%	3.68%				3.19%	3.25%				2.71%	2.90%				3.56%	3.75%			1.99%
Floating rate trust preferred shares, maturity month and year							2033-03					2034-03					2035-12					2035-02
Purchase of junior subordinate debenture	$ 18,147	$ 18,147	$ 14,538	$ 14,538	$ 5,155					$ 3,093					$ 3,712					$ 2,578
Floating rate trust preferred shares, maturity date																										Jun. 21, 2037